Caterpillar Financial Asset Trust 2008-A
SERVICING REPORT	Exhibit 99.1

Record Date	May 31, 2008
Distribution Date	June 25, 2008
Transaction Month	2

Collection Period Month Begin	May 1, 2008
Collection Period Month End	May 31, 2008
Previous Payment Date (or Closing Date)	May 27, 2008
Actual Days in Accrual Period	January 29, 1900

ORIGINAL DEAL PARAMETERS
Initial Note Value	$642,058,348.88
Initial Aggregate Contract Balance	$648,365,307.55
Number of Contracts	6,315
Wtd. Avg. APR	6.85%
Wtd. Avg. Remaining Term	40
Annual Servicing Fee Rate	1.00%
Reserve Account Initial Deposit	$8,025,729.36
Specified Reserve Account Balance	$10,593,962.76
Class A-1 Note Original Principal Balance	$182,000,000.00
Class A-1 Note Rate	3.00500%
Class A-1 Note Final Scheduled Distribution Date	April 27, 2009
Class A-1 CUSIP Number	14911T AA3
Class A-2a Note Original Principal Balance	$105,000,000.00
Class A-2b Note Original Principal Balance	$122,000,000.00
Class A-2a Note Rate	4.09%
Class A-2b Note Rate	One-month LIBOR + 1.15%
Class A-2 Note Final Scheduled Distribution Date	December 27, 2010
Class A-2a CUSIP Number	14911T AB1
Class A-2b CUSIP Number	14911T AE5
Class A-3 Note Original Principal Balance	$199,671,000.00
Class A-3 Note Rate	4.94%
Class A-3 Note Final Scheduled Distribution Date	April 25, 2014
Class A-3 CUSIP Number	14911T AC9
Certificate Balance	$33,387,348.88

INPUTS FROM PREVIOUS PERIOD SERVICER REPORT
Note Value	$615,289,986.03
Aggregate Contract Balance	$621,240,496.34
Number of Contracts	6,229
Wtd. Avg. APR	6.85%
Wtd. Avg. Remaining Term	39
Reserve Account Balance	$9,607,711.30
Class A-1 Note Outstanding Principal Balance	$155,231,637.15
Class A-1 Note Interest Shortfall	$0.00
Class A-2a Note Outstanding Principal Balance	$105,000,000.00
Class A-2a Note Interest Shortfall	$0.00
Class A-2b Note Outstanding Principal Balance	$122,000,000.00
Class A-2b Note Interest Shortfall	$0.00
Class A-3 Note Outstanding Principal Balance	$199,671,000.00
Class A-3 Note Interest Shortfall	$0.00
Servicing Fee Shortfall	$0.00

CURRENT COLLECTION PERIOD ACTIVITY
Class A-2b Interest rate	3.54250%

Total Interest Collections	$3,787,246.16
Total Principal Collections	$25,095,920.47
Residual Collections	$6.00
Warranty Repurchases Contracts	$0.00
Administrative Repurchases	$834,763.93
Liquidation Proceeds	$3,001.43
Investment Earnings on the Trust Accounts	$19,048.70
Net Swap Receipt, if any	$0.00
Total Available Amount	$29,739,986.69

Beginning Note Value	$615,289,986.03
Ending Note Value	$589,359,295.63
Beginning Aggregate Contract Balance	$621,240,496.34
Ending Aggregate Contract Balance	$594,952,568.42
Number of Contracts at Beginning of Period	6,229
Number of Contracts at End of Period	6,121
Wtd. Avg. APR	6.85%
Wtd. Avg. Remaining Term	38
Cumulative Prepayment Rate	17.61%
Aggregate Scheduled Amounts 31-60 days past due	$17,569,470.94
Aggregate Scheduled Amounts 61- 90 days past due	$4,164,624.03
Aggregate Scheduled Amounts 91-120 days past due	$206,186.54
Aggregate Scheduled Amounts 121days or more past due	$0.00
Net Losses on Liquidated Receivables this Period	$0.00
Repossessed Equipment not Sold or Reassigned (Beginning)	$0.00
Repossessed Equipment not Sold or Reassigned (End)	$195,429.71

CALCULATION OF DISTRIBUTABLE AMOUNTS
Servicing Fee Due	$512,741.66
Is CFSC or Affiliate Servicer (Yes / No)?	Yes
Has Reserve Account Reached the Specified Reserve Account Balance (Yes / No)?	No

Administration Fee	$500.00
Amount of Net Swap Payment, if any,	$71,090.42
Amount of Senior Swap Termination Payment paid by issuing Entity	$0.00
Amount of Subordinated Swap Termination Payment paid by Issuing Entity	$0.00

Class A-1 Noteholders' Monthly Interest Distributable Amount	$375,768.36
Class A-1 Noteholders' Interest Carryover Shortfall	$0.00
Class A-1 Noteholders' Interest Distributable Amount	$375,768.36

Class A-2a Noteholders' Monthly Interest Distributable Amount	$310,158.33
Class A-2a Noteholders' Interest Carryover Shortfall	$0.00
Class A-2a Noteholders' Interest Distributable Amount	$310,158.33

Class A-2b Noteholders' Monthly Interest Distributable Amount	$348,149.03
Class A-2b Noteholders' Interest Carryover Shortfall	$0.00
Class A-2b Noteholders' Interest Distributable Amount	$348,149.03

Class A-3 Noteholders' Monthly Interest Distributable Amount	$712,381.76
Class A-3 Noteholders' Interest Carryover Shortfall	$0.00
Class A-3 Noteholders' Interest Distributable Amount	$712,381.76

Class A Noteholders' Monthly Interest Distributable Amount	$1,746,457.48
Class A Noteholders' Interest Carryover Shortfall	$0.00
Class A Noteholders' Interest Distributable Amount	$1,746,457.48

First Priority Principal Distribution Amount	$0.00

Regular Principal Distribution Amount	$25,930,690.40

Net Excess Spread Amount	$1,478,506.74

Total Required Payment	$2,330,789.55

Draw from Reserve Account	$0.00

Total Distribution Amount	$29,739,986.69

Excess Cash flow deposited to Certificate Distribution Account	$492,255.28

DISTRIBUTIONS FROM COLLECTION ACCOUNT
1. Servicing Fee	$512,741.66
2. Administration Fee	$500.00
3. Net Swap Payment, if any	$71,090.42
4a. Pro Rata Class A Noteholders' Interest Distributable Amount to Class A Noteholders	$1,746,457.48
4b. Senior Swap Termination Payment to Swap Counterparty	$0.00
5. First Priority Principal Distribution Amount to Principal Distribution Account	$0.00
6. Deposit to Reserve Account	$986,251.46
7. Regular Principal Distribution Amount to Principal Distribution Account	$25,930,690.40
8. Pro rata, (a) Indenture Trustee Fees and (b) State Taxes	$0.00
9. Subordinated Swap Termination Payment, if any	$0.00
10. Deposit to Certificate Distribution Account	$492,255.28

DISTRIBUTIONS FROM PRINCIPAL DISTRIBUTION ACCOUNT
1. Principal to Class A-1 Noteholders	$25,930,690.40
2a. Principal to Class A-2a Noteholders	$0.00
b. Principal to Class A-2b Noteholders	$0.00
3. Principal to Class A-3 Noteholders	$0.00
4. Deposit to Certificate Distribution Account	$0.00

RECONCILIATION OF RESERVE ACCOUNT
Beginning Reserve Account Balance	$9,607,711.30
Draw from Reserve Account to cover shortfalls	$0.00
Interim Specified Reserve Account Balance	$10,593,962.76
Deposit to Reserve Account Needed	$986,251.46
Deposit to Reserve Account from Collection Account	$986,251.46
Specified Reserve Account Balance	$10,593,962.76
Reserve Account Release deposited into Certificate Distribution Account	$0.00
Ending Reserve Account Balance	$10,593,962.76

SUMMARY OF DISTRIBUTIONS
Servicing Fee Paid to Servicer	$512,741.66
Servicing Fee Shortfall	$0.00
Administration Fee	$500.00
Net Swap Payment, if any	$71,090.42
Senior Swap Termination Payment, if any	$0.00

Class A-1 Interest Paid	$375,768.36
Class A-1 Interest Shortfall	$0.00
Class A-1 Principal Paid	$25,930,690.40
Ending Class A-1 Principal Balance	$129,300,946.75

Class A-2a Interest Paid	$310,158.33
Class A-2a Interest Shortfall	$0.00
Class A-2a Principal Paid	$0.00
Ending Class A-2a Principal Balance	$105,000,000.00

Class A-2b Interest Paid	$348,149.03
Class A-2b Interest Shortfall	$0.00
Class A-2b Principal Paid	$0.00
Ending Class A-2b Principal Balance	$122,000,000.00

Class A-3 Interest Paid	$712,381.76
Class A-3 Interest Shortfall	$0.00
Class A-3 Principal Paid	$0.00
Ending Class A-3 Principal Balance	$199,671,000.00

Subordinated Swap Termination Payment, if any	$0.00

Deposit to Certificate Distribution Account	$492,255.28

CERTIFICATEHOLDER INFORMATION

ORIGINAL DEAL PARAMETERS
Certificate Balance	$33,387,348.88

INPUTS FROM PREVIOUS PERIOD STATEMENT TO CERTIFICATEHOLDER
Certificate Balance	$33,387,348.88
Certificate Pool Factor	1.00

CALCULATION OF DISTRIBUTABLE AMOUNTS
Deposit to Certificate Distribution Account from Collection Account	$492,255.28
Deposit to Certificate Distribution Account from Principal Distribution Account	$0.00
Deposit to Certificate Distribution Account from Reserve Account	$0.00
Total Deposit to Certificate Distribution Account	$492,255.28

DISTRIBUTIONS FROM CERTIFICATE DISTRIBUTION ACCOUNT
1. Amount of Principal being paid on Certificate	$0.00
per $1,000 original principal balance	$0.00
2. Remaining amounts Paid to Certificateholders	$492,255.28

SUMMARY OF DISTRIBUTIONS
Certificates Principal Paid	$0.00
Ending Certificates Principal Balance	$33,387,348.88
Certificate Pool Factor	1.00

Remaining amounts to the Certificateholder	$492,255.28